Cover	Aug. 17, 2022
Cover [Abstract]
Entity Registrant Name	QLY BIOTECH GROUP CORP.
Entity Central Index Key	0001787123
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Entity Emerging Growth Company	false
Document Period End Date	Aug. 17, 2022
Entity File Number	333-234137
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1448750
Entity Address Address Line 1	Carretera Turistica
Entity Address Address Line 2	Luperon, 12th km, No. 7
Entity Address Address Line 3	Grand Parada
Entity Address City Or Town	Puerto Plata
Entity Address Country	DO
City Area Code	829
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	947-5251